Other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

5 Other current assets

	As of December 31,
	2023	2024	2024
	S$	S$	US$
Other receivables	279	167,719	122,763
Prepayments	2,144	90,547	66,277
Deposits	5,958	60,659	44,400
Goods and Services Tax receivables	-	3,774	2,762
	8,381	322,699	236,202

Other receivables comprise of set-up costs amounted to S$167,121 (US$122,325) as of December 31, 2024 that were incurred in relation to the establishment of operations in Vietnam.

Prepayments comprise of prepaid software development service procured from Vietnam amounted to S$58,518 (US$42,833) as of December 31, 2024.

Deposits comprise of 1-month refundable deposit amounted to S$52,672 (US$38,554) for software development services procured from Vietnam as of December 31, 2024.